Schedule of Investments (unaudited) April 30, 2019	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.2%

Equity Real Estate Investment Trusts (REITs) — 78.9%
Acadia Realty Trust	125,867	$3,554,484
Activia Properties, Inc.	1,088	4,547,285
Advance Residence Investment Corp.	1,979	5,524,728
Aedifica SA	29,074	2,608,753
AEON REIT Investment Corp.	2,326	2,811,185
Agree Realty Corp.	52,362	3,428,140
Alexander’s, Inc.	3,256	1,236,075
Alexandria Real Estate Equities, Inc.	175,158	24,940,748
Allied Properties Real Estate Investment Trust	164,441	5,821,778
alstria office REIT-AG	249,186	3,907,230
American Assets Trust, Inc.	60,139	2,777,820
American Campus Communities, Inc.	214,602	10,129,214
American Homes 4 Rent, Class A	406,348	9,744,225
Americold Realty Trust	247,621	7,926,348
Apartment Investment & Management Co., Class A	237,259	11,711,104
Apple Hospitality REIT, Inc.	340,424	5,599,975
Aritis REIT	209,745	1,632,933
Ascencio	8,454	510,132
Ascendas Real Estate Investment Trust	3,975,871	8,782,585
Ashford Hospitality Trust, Inc.	135,928	748,963
Assura PLC	3,692,117	2,869,455
AvalonBay Communities, Inc.	217,051	43,612,057
Befimmo SA	30,012	1,720,126
Big Yellow Group PLC	241,150	3,278,989
BMO Real Estate Investments Ltd.	358,398	443,984
Boardwalk REIT	58,997	1,712,617
Boston Properties, Inc.	242,827	33,417,852
Brandywine Realty Trust	275,977	4,247,286
British Land Co. PLC	1,503,172	11,662,619
Brixmor Property Group, Inc.	475,443	8,500,921
Brookfield Property REIT, Inc., Class A	197,213	4,107,947
BWP Trust	766,465	2,000,248
Camden Property Trust	139,495	14,040,172
Canadian Apartment Properties REIT	226,399	8,099,801
Capital & Regional PLC	762,953	238,774
CapitaLand Commercial Trust	3,839,218	5,485,074
CapitaLand Mall Trust	3,774,400	6,720,652
CDL Hospitality Trusts(a)	1,226,600	1,442,540
Champion REIT	3,073,000	2,602,361
Charter Hall Retail REIT	526,643	1,727,619
Chartwell Retirement Residences(b)	331,695	3,637,083
Chatham Lodging Trust	74,507	1,467,043
Chesapeake Lodging Trust	92,683	2,641,465
Choice Properties Real Estate Investment Trust	359,453	3,659,729
Civitas Social Housing PLC	966,406	1,102,669
Cofinimmo SA	35,019	4,477,616
Colony Capital, Inc.	755,543	3,883,491
Columbia Property Trust, Inc.	185,913	4,222,084
Comforia Residential REIT, Inc.	905	2,391,880
Cominar Real Estate Investment Trust	285,450	2,394,908

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	162,203	$4,522,220
Cousins Properties, Inc.	657,053	6,287,997
Covivio	69,558	7,528,572
Crombie Real Estate Investment Trust	138,093	1,474,009
Cromwell Property Group	2,653,986	2,105,346
CubeSmart	292,131	9,321,900
Custodian REIT PLC	557,447	833,040
CyrusOne, Inc.	164,491	9,160,504
Daiwa House REIT Investment Corp.	2,926	6,718,908
Daiwa Office Investment Corp.	431	2,908,861
Derwent London PLC	158,385	6,555,223
Dexus	1,603,695	14,158,596
DiamondRock Hospitality Co.	323,920	3,517,771
Digital Realty Trust, Inc.	323,177	38,041,165
Douglas Emmett, Inc.	253,014	10,421,647
Dream Global Real Estate Investment Trust	281,538	2,897,969
Dream Office Real Estate Investment Trust	77,680	1,351,007
Duke Realty Corp.	560,596	17,445,748
Easterly Government Properties, Inc.	94,580	1,702,440
EastGroup Properties, Inc.	54,966	6,284,263
Empire State Realty Trust, Inc., Class A	222,796	3,444,426
Empiric Student Property PLC	923,013	1,126,578
EPR Properties	116,204	9,163,847
Equity Commonwealth	184,521	5,867,768
Equity LifeStyle Properties, Inc.	134,501	15,696,267
Equity Residential	564,245	43,119,603
Essex Property Trust, Inc.	103,336	29,192,420
Eurocommercial Properties NV CVA	74,832	2,168,793
Extra Space Storage, Inc.	191,730	19,880,484
Federal Realty Investment Trust	114,467	15,321,408
First Industrial Realty Trust, Inc.	195,301	6,888,266
Fortune Real Estate Investment Trust	2,090,000	2,707,827
Four Corners Property Trust, Inc.	105,842	3,010,146
Franklin Street Properties Corp.	172,073	1,352,494
Frasers Logistics & Industrial Trust	2,308,900	2,005,979
Frontier Real Estate Investment Corp.	697	2,899,367
Fukuoka REIT Corp.	1,184	1,842,451
Gaming and Leisure Properties, Inc.	316,711	12,788,790
GCP Student Living PLC	624,687	1,309,864
Gecina SA	82,478	12,323,357
Getty Realty Corp.	51,171	1,659,476
Global Net Lease, Inc.	119,663	2,281,973
GLP J-REIT	5,349	5,752,594
Goodman Group	2,783,732	25,904,262
GPT Group	2,845,558	11,510,440
Granite Real Estate Investment Trust	72,290	3,291,011
Great Portland Estates PLC	432,882	4,266,031
Green REIT PLC	1,070,238	2,034,612
H&R Real Estate Investment Trust	449,865	7,686,355
Hamborner REIT AG	106,963	1,123,301
Hammerson PLC	1,217,894	5,124,119
Hansteen Holdings PLC	670,545	821,704

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.	751,412	$22,377,049
Healthcare Realty Trust, Inc.	193,739	5,982,660
Healthcare Trust of America, Inc., Class A	325,002	8,963,555
Hersha Hospitality Trust	56,462	1,048,499
Hibernia REIT PLC	1,089,812	1,747,937
Highwoods Properties, Inc.	160,272	7,144,926
Hospitality Properties Trust	255,758	6,649,708
Host Hotels & Resorts, Inc.	1,151,086	22,146,895
Hudson Pacific Properties, Inc.	242,991	8,470,666
Hulic REIT, Inc.	1,736	2,845,120
ICADE	50,534	4,318,937
Immobiliare Grande Distribuzione SIIQ SpA	80,545	609,790
Independence Realty Trust, Inc.	135,778	1,437,889
Industrial & Infrastructure Fund Investment Corp.	2,451	2,787,243
InterRent Real Estate Investment Trust	156,597	1,588,530
Intervest Offices & Warehouses NV	36,334	1,028,994
Intu Properties PLC(b)	1,382,828	1,703,880
Invesco Office J-REIT, Inc.	13,210	2,013,257
Investors Real Estate Trust	19,501	1,175,520
Invincible Investment Corp.	7,193	3,639,742
Invitation Homes, Inc.	537,088	13,352,008
Irish Residential Properties REIT PLC	600,270	1,063,756
Japan Excellent, Inc.	1,887	2,700,251
Japan Hotel REIT Investment Corp.	7,060	5,746,051
Japan Logistics Fund, Inc.	1,356	2,898,367
Japan Prime Realty Investment Corp.	1,334	5,333,536
Japan Real Estate Investment Corp.	2,069	11,468,793
Japan Rental Housing Investments, Inc.	2,330	1,798,897
Japan Retail Fund Investment Corp.	4,141	7,912,745
JBG SMITH Properties	164,998	7,020,665
Kenedix Office Investment Corp.	596	3,987,247
Kenedix Residential Next Investment Corp.	1,336	2,158,556
Kenedix Retail REIT Corp.	800	1,937,455
Keppel REIT(b)	3,091,900	2,774,106
Killam Apartment Real Estate Investment Trust	132,599	1,873,628
Kilroy Realty Corp.	155,188	11,935,509
Kimco Realty Corp.	640,351	11,135,704
Kite Realty Group Trust	128,357	2,026,757
Kiwi Property Group Ltd.	2,232,477	2,296,250
Klepierre SA	307,246	10,917,685
Land Securities Group PLC	1,121,982	13,522,048
Lar Espana Real Estate Socimi SA	103,057	808,727
Leasinvest Real Estate SCA	3,960	442,380
Lexington Realty Trust	331,427	3,006,043
Liberty Property Trust	232,274	11,530,081
Life Storage, Inc.	72,022	6,862,976
Link REIT	3,323,000	38,825,785

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
LondonMetric Property PLC	1,012,395	$2,669,370
LTC Properties, Inc.	61,467	2,769,703
LXI REIT PLC	548,134	900,606
Macerich Co.	214,344	8,603,768
Mack-Cali Realty Corp.	141,372	3,291,140
Mapletree Commercial Trust	3,002,810	4,262,829
Mapletree Industrial Trust	2,068,800	3,136,057
Mapletree Logistics Trust(b)	3,785,670	4,125,554
MCUBS MidCity Investment Corp.	2,397	2,196,544
Medical Properties Trust, Inc.	579,279	10,114,211
Mercialys SA	95,501	1,256,194
Merlin Properties Socimi SA	527,292	7,192,506
Mid-America Apartment Communities, Inc.	178,218	19,498,831
Mirvac Group	5,761,095	11,533,074
Monmouth Real Estate Investment Corp.	137,570	1,890,212
Montea SCA	18,607	1,565,222
Mori Hills REIT Investment Corp.	2,424	3,229,504
Mori Trust Sogo REIT, Inc.	1,561	2,353,449
National Health Investors, Inc.	63,889	4,819,147
National Retail Properties, Inc.	248,840	13,093,961
National Storage Affiliates Trust	87,431	2,558,231
NewRiver REIT PLC	470,799	1,408,951
Nippon Accommodations Fund, Inc.	701	3,582,037
Nippon Building Fund, Inc.	2,014	12,968,964
Nippon Prologis REIT, Inc.	2,990	6,420,950
NIPPON REIT Investment Corp.	681	2,542,010
Nomura Real Estate Master Fund, Inc.	6,561	9,613,389
Northview Apartment Real Estate Investment Trust	74,269	1,562,216
NorthWest Healthcare Properties Real Estate Investment Trust	140,856	1,204,904
NSI NV	27,079	1,072,125
Office Properties Income Trust	73,992	2,008,143
Omega Healthcare Investors, Inc.	311,056	11,008,272
Orix J-REIT, Inc.	4,215	7,400,314
Paramount Group, Inc.	321,392	4,656,970
Park Hotels & Resorts, Inc.	315,755	10,129,420
Pebblebrook Hotel Trust	202,874	6,605,577
Pennsylvania Real Estate Investment Trust(b)	107,446	646,825
Physicians Realty Trust	285,417	5,154,631
Picton Property Income Ltd.(c)	852,210	1,044,605
Piedmont Office Realty Trust, Inc., Class A	197,183	4,105,350
Premier Investment Corp.	1,982	2,452,593
Primary Health Properties PLC	1,741,019	2,983,160
Prologis, Inc.	984,668	75,494,496
PS Business Parks, Inc.	31,109	4,778,965
Public Storage	233,377	51,618,325
QTS Realty Trust, Inc., Class A	79,603	3,609,996

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RDI REIT PLC	385,842	$634,960
Realty Income Corp.	463,968	32,482,400
Regency Centers Corp.	238,710	16,034,151
Regional REIT Ltd.(d)	529,932	728,831
Retail Estates NV	13,222	1,233,840
Retail Opportunity Investments Corp.	175,526	3,080,481
Retail Properties of America, Inc., Class A	338,025	4,154,327
Retail Value, Inc.	24,701	827,484
Rexford Industrial Realty, Inc.	144,178	5,462,904
RioCan Real Estate Investment Trust	481,477	9,257,929
RLJ Lodging Trust	271,696	5,001,923
RPT Realty	123,094	1,493,130
Ryman Hospitality Properties, Inc.	69,887	5,563,005
Sabra Health Care REIT, Inc.	277,979	5,437,269
Safestore Holdings PLC	321,637	2,701,031
Saul Centers, Inc.	17,545	936,026
Scentre Group	8,055,259	21,729,046
Schroder Real Estate Investment Trust Ltd.	851,747	633,087
Segro PLC	1,698,734	15,051,769
Sekisui House REIT, Inc.	5,551	4,000,880
Senior Housing Properties Trust	369,593	2,967,832
Seritage Growth Properties, Class A	50,896	2,269,453
Shaftesbury PLC	361,418	4,050,730
Shopping Centres Australasia Property Group	1,459,257	2,636,488
Simon Property Group, Inc.	484,687	84,190,132
SITE Centers Corp.	239,832	3,175,376
SL Green Realty Corp.	127,065	11,224,922
SmartCentres Real Estate Investment Trust	198,088	5,009,496
Spirit Realty Capital, Inc.	134,480	5,441,061
STAG Industrial, Inc.	152,900	4,400,462
Standard Life Investment Property Income Trust Ltd.	646,344	771,192
Stockland	3,788,643	10,085,858
STORE Capital Corp.	301,902	10,059,375
Summit Hotel Properties, Inc.	159,580	1,852,724
Sun Communities, Inc.	132,111	16,260,222
Sunstone Hotel Investors, Inc.	356,576	5,134,694
Suntec Real Estate Investment Trust	3,071,600	4,177,979
Tanger Factory Outlet Centers, Inc.	143,582	2,593,091
Target Healthcare REIT Ltd.	609,337	928,064
Taubman Centers, Inc.	93,109	4,590,274
Terreno Realty Corp.	93,854	4,190,581
Tier REIT, Inc.	83,745	2,373,333
Tokyu REIT, Inc.	1,386	2,178,014
Triple Point Social Housing REIT PLC(d)	485,232	599,840
Tritax Big Box REIT PLC	2,635,075	5,111,077
UDR, Inc.	429,405	19,301,755
Unibail-Rodamco-Westfield	212,087	36,454,635

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
United Urban Investment Corp.	4,592	$7,331,341
Universal Health Realty Income Trust	20,017	1,621,777
Urban Edge Properties	170,934	3,174,244
Urstadt Biddle Properties, Inc., Class A	46,173	1,012,574
Vastned Retail NV	28,483	1,000,689
Ventas, Inc.	559,657	34,200,639
VEREIT, Inc.	1,523,712	12,585,861
VICI Properties, Inc.	637,028	14,524,238
Vicinity Centres	4,996,373	8,960,166
Vornado Realty Trust	270,939	18,732,722
Warehouses De Pauw CVA	27,796	4,171,350
Washington Prime Group, Inc.	286,003	1,272,713
Washington Real Estate Investment Trust	125,023	3,530,650
Weingarten Realty Investors	187,686	5,431,633
Welltower, Inc.	585,246	43,618,384
Wereldhave Belgium NV	3,552	341,024
Wereldhave NV	63,490	1,626,504
Workspace Group PLC	209,352	2,700,368
WP Carey, Inc.	249,852	19,818,261
Xenia Hotels & Resorts, Inc.	176,057	3,811,634
Xior Student Housing NV	18,359	885,433

		1,939,531,408

Hotels, Restaurants & Leisure — 0.1%
Pandox AB	117,434	2,015,154

Real Estate Management & Development — 20.2%
ADLER Real Estate AG	46,362	665,595
ADO Properties SA(d)	45,888	2,408,703
Aeon Mall Co. Ltd.	186,500	2,863,322
Allreal Holding AG, Registered Shares(c)	22,124	3,530,390
Aroundtown SA	1,067,126	8,669,893
Azrieli Group Ltd.	57,892	3,298,264
CA Immobilien Anlagen AG	108,764	3,812,180
Capital & Counties Properties PLC	1,155,202	3,652,818
CapitaLand Ltd.	3,957,500	10,284,009
CareTrust REIT, Inc.	130,068	3,154,149
Carmila SA	48,378	1,020,103
Castellum AB	424,253	7,627,830
Catena AB	31,778	817,895
City Developments Ltd.	739,400	4,866,861
Citycon OYJ(b)	118,467	1,210,470
CK Asset Holdings Ltd.	4,238,500	34,079,824
Daejan Holdings PLC	8,341	630,847
Deutsche Euroshop AG	80,474	2,418,492
Deutsche Wohnen SE, Bearer Shares	558,942	25,177,795

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
DIC Asset AG	69,257	$759,888
Dios Fastigheter AB	128,330	913,570
Entra ASA(d)	172,237	2,499,941
F&C Commercial Property Trust Ltd.	828,969	1,329,600
Fabege AB	417,157	5,794,177
Fastighets AB Balder, B Shares(c)	152,656	4,828,953
First Capital Realty, Inc.	243,716	3,883,957
Grainger PLC	946,932	3,111,695
Grand City Properties SA	173,417	4,086,393
Hang Lung Properties Ltd.	3,191,000	7,510,738
Helical PLC	161,874	726,128
Hembla AB(c)	56,361	1,064,652
Hemfosa Fastigheter AB	250,405	2,072,197
Henderson Land Development Co. Ltd.	1,858,184	11,452,268
Hiag Immobilien Holding AG	4,505	576,969
Hongkong Land Holdings Ltd.	1,839,500	12,843,200
Hufvudstaden AB, A Shares	172,400	2,872,743
Hulic Co. Ltd.	562,300	4,851,052
Hysan Development Co. Ltd.	969,000	5,430,985
Inmobiliaria Colonial Socimi SA	498,011	5,365,728
Kennedy-Wilson Holdings, Inc.	195,763	4,216,735
Klovern AB, B Shares	805,196	1,089,756
Kojamo OYJ	136,247	1,616,780
Kungsleden AB	296,921	2,256,046
LEG Immobilien AG	99,698	11,632,718
Mitsubishi Estate Co. Ltd.	1,872,800	31,668,936
Mitsui Fudosan Co. Ltd.	1,494,400	34,613,179
Mobimo Holding AG, Registered Shares	10,189	2,349,478
New World Development Co. Ltd.	8,997,029	14,905,472
Nomura Real Estate Holdings, Inc.	180,900	3,846,884
Nyfosa AB(c)	249,499	1,484,308
Phoenix Spree Deutschland Ltd.	138,094	645,567
PSP Swiss Property AG, Registered Shares	61,778	6,303,696
Sagax AB, Class D	152,787	567,024
Shurgard Self Storage Europe Sarl(c)	33,314	1,102,268
Sino Land Co. Ltd.	5,005,405	8,804,782
Sirius Real Estate Ltd.	1,422,164	1,177,609
Sumitomo Realty & Development Co. Ltd.	626,000	23,143,256
Sun Hung Kai Properties Ltd.	2,237,000	38,606,905
Swire Properties Ltd.	1,660,200	6,755,871

Security	Shares	Value

Real Estate Management & Development (continued)
Swiss Prime Site AG, Registered Shares(c)	118,201	$9,492,052
TAG Immobilien AG	198,808	4,477,149
TLG Immobilien AG	133,692	3,936,162
Tokyo Tatemono Co. Ltd.	323,700	3,653,790
UK Commercial Property REIT Ltd.	1,028,388	1,186,801
UNITE Group PLC	409,155	5,028,890
UOL Group Ltd.	774,300	4,321,566
Victoria Park AB, B Shares(b)(c)	54,837	214,795
Vonovia SE	816,472	40,804,400
Wallenstam AB, B Shares	257,421	2,477,322
Wharf Holdings Ltd.	1,920,000	5,518,016
Wharf Real Estate Investment Co. Ltd.	1,914,000	14,669,436
Wihlborgs Fastigheter AB	208,855	2,778,741

		497,510,664

Total Common Stocks — 99.2% (Cost — $2,203,488,516)		2,439,057,226

Rights — 0.0%

Equity Real Estate Investment Trusts (REITs) — 0.0%
Aedifica SA(c)	29,074	127,177

Total Rights — 0.0% (Cost — $—)		127,177

Total Long-Term Investments — 99.2% (Cost — $2,203,488,516)		2,439,184,403

Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	4,189,226	4,190,901
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	13,969,598	13,969,598

Total Short-Term Securities — 0.8% (Cost — $18,159,877)		18,160,499

Total Investments — 100.0% (Cost — $2,221,648,393)		2,457,344,902

Other Assets Less Liabilities — 0.0%		973,384

Net Assets — 100.0%		$2,458,318,286

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or a portion of the security, is on loan.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Developed Real Estate Index Fund

Affiliate	Shares Held at 01/31/19	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,600,102	1,589,124	4,189,226	$4,190,901	$7,150	(b)	$225	$(158)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,076,172	9,893,426	13,969,598	13,969,598	86,777		—	—

				$18,160,499	$93,927		$225	$(158)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
NIikkei 225 Index	15	06/13/19	$1,503	$6,723
SPI 200 Index	21	06/20/19	2,333	(1,005)
Dow Jones U.S. Real Estate Index	373	06/21/19	12,779	67,815

				$73,533

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$1,478,914,651	$460,616,757	$—	$1,939,531,408
Hotels, Restaurants & Leisure	—	2,015,154	—	2,015,154
Real Estate Management & Development	39,176,073	458,334,591	—	497,510,664
Rights	127,177	—	—	127,177
Short-Term Securities	18,160,499	—	—	18,160,499

	$1,536,378,400	$920,966,502	$—	$2,457,344,902

Derivative Financial Instruments(a)
Assets:
Equity contracts	$74,538	$—	$—	$74,538
Liabilities:
Equity contracts	(1,005)	—	—	(1,005)

	$73,533	$—	$—	$73,533

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

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